Supplemental Oil and Gas Reserve Information - Discounted Future Cash Flows Relating to Proved Reserves and Disclosures (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Oil and Gas Exploration and Production Industries [Line Items]
Future cash inflows	$ 5,197,220
Future production costs	2,792,921
Future development costs	610,658
Future outflows for income tax	232,849
Future net cash flows	1,560,792
10% annual discount for estimated timing of cash flows	611,915
Standardized measure of discounted future net cash flows	948,877
Pro Forma
Oil and Gas Exploration and Production Industries [Line Items]
Future cash inflows	6,249,050
Future production costs	3,738,979
Future development costs	590,227
Future outflows for income tax	179,121
Future net cash flows	1,740,723
10% annual discount for estimated timing of cash flows	600,711
Standardized measure of discounted future net cash flows	1,140,012
Permian Basin Sale
Oil and Gas Exploration and Production Industries [Line Items]
Future cash inflows	(1,010,896)
Future production costs	(404,546)
Future development costs	(177,445)
Future outflows for income tax	(64,673)
Future net cash flows	(364,232)
10% annual discount for estimated timing of cash flows	(203,962)
Standardized measure of discounted future net cash flows	(160,270)
Williston Basin Acquisition
Oil and Gas Exploration and Production Industries [Line Items]
Future cash inflows	2,062,726
Future production costs	1,350,604
Future development costs	157,014
Future outflows for income tax	10,945
Future net cash flows	544,163
10% annual discount for estimated timing of cash flows	(192,758)
Standardized measure of discounted future net cash flows	$ 351,405